Investment Strategy - YieldMax® Space and Satellite Portfolio Option Income ETF	Sep. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income and capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio primarily of U.S.-listed or international equity securities of Space and Satellite Companies (each, an “Underlying Security”) (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), which involve using options contracts on some or all Underlying Securities and/or Space and Satellite ETFs (described below). Additionally, the Fund will maintain an allocation to cash, money market funds or U.S. Treasuries.

Equity Strategy

The Adviser classifies the Fund’s investable universe into the following five sub-segments of the space and satellite value chain:

●	Launch & Space Transportation — launch providers, launch vehicles, lunar and cislunar transportation, and space logistics.

●	Satellite Networks & Communications — satellite operators, direct-to-device networks, broadband and satellite communications (“SATCOM”) services, and related communications infrastructure.

●	Space Data & Intelligence — Earth observation; radio-frequency, weather, maritime, and aviation data; geospatial intelligence; and analytics.

●	Space Systems & Manufacturing — satellite buses, payloads, spacecraft subsystems, space robotics, components, and in-space manufacturing.

●	National Security Space & Defense — defense prime contractors and security-space companies with space payload, sensing, missile-warning, or classified/national-security space exposure.

The Fund seeks exposure across these sub-segments and is not required to allocate to each in any fixed proportion. The Fund’s exposure to any sub-segment will vary over time based on the Adviser’s assessment of the relative attractiveness and investment merits of companies within each.

To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund is generally unconstrained, meaning it may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

Space and Satellite Companies may include companies from foreign countries, including emerging markets. The Underlying Securities may include such companies’ U.S.-listed depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies, some of which may be nearing, or preparing for, an IPO, that the Adviser identifies as having characteristics of Space and Satellite Companies.

The Fund will concentrate its investments in securities of, or in instruments providing exposure to, the Capital Goods and/or Commercial and Professional Services group of industries, which subjects the Fund to specific industry-related risks.

Dividends, if any, paid by the Fund’s portfolio holdings will contribute to the Fund’s income generation.

The Fund will invest in Underlying Securities directly or indirectly. The Fund may invest in Underlying Securities “synthetically,” or via swaps, for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities. The Fund may also invest directly or indirectly (i.e., synthetically or via swaps as described above) in Space and Satellite ETFs (described below), including, but not limited to, the Tema Space Innovators ETF (NYSE Arca: NASA).

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies on some or all of the Underlying Securities focused on generating premiums. Also, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ options strategies using options on a “Space and Satellite ETF” (i.e., a U.S.-listed ETF that seeks to track the performance of a Space and Satellite Strategy or Index (as described below)). Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities or on one or more Space and Satellite ETFs, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a periodic basis, generally weekly to monthly (but subject to market conditions), the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid). Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Fund” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Additional Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Space and Satellite Companies, in Space and Satellite ETFs, and in options contracts or swaps on Space and Satellite Companies and on Space and Satellite ETFs. For purposes of the foregoing, the Fund defines a “Space and Satellite Company” as a company that derives 50% or more of its revenue, 50% or more of its earnings, and/or 50% or more of its operating activity from one or more of the sub-segments described above. The Fund defines a “Space and Satellite ETF” as a U.S.-listed ETF that pursues a Space and Satellite Strategy or seeks to track the performance of a Space and Satellite Strategy or Index. Lastly, the Fund defines a “Space and Satellite Strategy or Index” as a strategy or benchmark that invests in a selection of stocks from companies operating in the Space and Satellite sectors.

The Fund will seek to provide weekly cash distributions. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Space and Satellite Companies, in Space and Satellite ETFs, and in options contracts or swaps on Space and Satellite Companies and on Space and Satellite ETFs.